CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 101,149	$ 100,375
Interest bearing deposits, including designated deposits		98,007
Trade accounts receivable	75,350	67,415
Other receivables	5,000	5,344
Inventories	69,024	42,512
Other current assets	15,567	8,422
Total current assets	266,090	322,075
LONG-TERM INVESTMENTS	12,644	31,051
PROPERTY AND EQUIPMENT, NET	498,683	375,325
INTANGIBLE ASSETS, NET	58,737	54,247
GOODWILL	7,000	7,000
OTHER ASSETS , NET	14,067	12,030
TOTAL ASSETS	857,221	801,728
CURRENT LIABILITIES
Short-term bank debt and current maturities of debentures	48,255	122,179
Trade accounts payable	111,620	48,656
Deferred revenue and short-term customers' advances	5,731	40,273
Other current liabilities	64,654	38,914
Total current liabilities	230,260	250,022
LONG-TERM LOANS FROM BANKS	103,845	111,882
DEBENTURES	197,765	247,598
LONG-TERM CUSTOMERS' ADVANCES	7,941	9,257
EMPLOYEE RELATED LIABILITIES	97,927	27,891
DEFERRED TAX LIABILITY	20,428	9,876
OTHER LONG-TERM LIABILITIES	24,352	27,420
Total liabilities	682,518	683,946
SHAREHOLDERS' EQUITY	174,703	117,782
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 857,221	$ 801,728